BUSINESS COMBINATIONS (Details) - Curiosity Ink Media L L C [Member]	Aug. 19, 2021 USD ($) shares
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 400,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	5,421,962
Notes Issued	$ 278,000
Business Combination, Consideration Transferred	$ 11,686,455